Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,531,159	$ 2,658,023
Unamortized debt issuance cost	(16,471)	(14,564)
Total	2,514,688	2,643,459
Short-term debt	10,190	10,190
Non-current debt	$ 2,504,498	$ 2,633,269